INTEREST-BEARING LOANS AND BORROWINGS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Interest-bearing Loans And Borrowings
Schedule of interest bearing loan and borrowings

			December 31,	June 30,
			2022	2023	2023
			CNY	CNY	US$
	Interest rate	Maturity	(Audited)	(Unaudited)	(Unaudited)
Non-current interest-bearing loans
Bank loan-secured and guaranteed	5.05%	2024 to 2038	71,000	69,000	9,513

Current interest-bearing loans
Bank loan-secured and guaranteed	5.05%	2023 to 2024	3,000	3,500	483

Total			74,000	72,500	9,996

			December 31,
			2021	2022	2022
			CNY	CNY	US$
	Interest rate	Maturity

Non-current interest-bearing loans
Bank loan-secured and guaranteed	5.05%	2023 to 2038	74,000	71,000	10,293

Current interest-bearing loans
Bank loan-secured and guaranteed	5.05%	2022 to 2023	3,000	3,000	435

Total			77,000	74,000	10,728